ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities
	August 31,	August 31,
	2017	2016
Trade Payables	$334,132	$53,290
Credit Card Payable	56,501	1,985
Payroll Liabilities	25,636	-
Other Payable	5,480	-
Total accounts payable and accrued liabilities	$421,749	$55,275